Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Concorde Funds, Inc.
Entity Central Index Key	0000822519
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Concorde Wealth Management Fund
Shareholder Report [Line Items]
Fund Name	Concorde Wealth Management Fund
Class Name	Concorde Wealth Management Fund
Trading Symbol	CONWX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Concorde Wealth Management Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.concordeco.com. You can also request this information by contacting us at 1-972-701-5400.
Additional Information Phone Number	1-972-701-5400
Additional Information Website	www.concordeco.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Concorde Wealth Management Fund	$163	1.51%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund overperformed its benchmark, a blended index using 45% of the Russell 1000 Value, 45% of the Barclays Intermediate Agg, 5% of the Bank of America Merrill Lynch 1-3 Year Treasuries, and 5% of the Barclays U.S. TIPS.
For the year ended September 30, 2024, relative performance for the Concorde Wealth Management Fund was aided by an overweight position in the Precious metals, Information Technology sector, Financials, and Healthcare and underweights in the Consumer Discretionary and Materials sectors. Stock selection marginally benefited relative Fund performance in the Materials and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Energy sector and underweight positions in certain names in the Technology sector and specifically semiconductors. Stock selection detracted from relative performance in the Health Care and Consumer Discretionary sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings growth and free cash flow. This significant overweight to quality and value detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk following the U.S. avoidance of a recession and easing concerns over inflation in addition to exuberance regarding expected benefits of Artificial Intelligence.
We tactically maintained the short end on our fixed income exposure, avoiding duration risk. Our equity exposure remains diversified, with a concentration in Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	15.41	8.61	5.93
S&P 500 TR	36.35	15.98	13.38
Concorde Blended	17.81	5.68	5.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.concordeco.com for more recent performance information. Visit www.concordeco.com for more recent performance information.
Net Assets	$ 40,630,273
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 302,565
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$40,630,273
Number of Holdings	64
Net Advisory Fee	$302,565
Portfolio Turnover	30%

Holdings [Text Block]

Top Holdings	(%)
MSILF Government Portfolio	5.0%
Texas Pacific Land Corp.	4.3%
LLR Equity Partners V, LP	3.8%
Black Stone Minerals LP	3.7%
Sprott Physical Gold Trust	3.7%
Invesco Government & Agency Portfolio	3.7%
United States Treasury Notes	3.6%
United States Treasury Bill	3.6%
Exxon Mobil Corp.	3.3%
JPMorgan Chase & Co.	3.0%

Top 10 Issuers	(%)
United States Treasury Notes	6.1%
MSILF Government Portfolio	5.0%
Texas Pacific Land Corp.	4.3%
Sprott Physical Gold Trust	3.7%
Black Stone Minerals LP	3.7%
LLR Equity Partners V, LP	3.7%
Invesco Government & Agency Portfolio	3.7%
United States Treasury Bill	3.6%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	3.3%

Updated Prospectus Web Address	www.concordeco.com
Accountant Change Statement [Text Block]
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
In August 2024, Brad A. Kinder, CPA (“Kinder”) declined to stand for re-election as the independent registered public accounting firm for the Concorde Wealth Management Fund and the Board of Directors of Concorde Funds, Inc. engaged Weaver and Tidwell, LLP to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending September 30, 2024. During the fiscal years ended September 30, 2022 and September 30, 2023 and the interim period October 1, 2023 through August 15, 2024, there were no disagreements with Kinder on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Kinder, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.